Members of the Management Board	12 Months Ended
Dec. 31, 2018
Members Of Management Board
Members of the Management Board

28.	Members of the Management Board

The Management Board consists of Prof. Dr. Hermann Lübbert (Chief Executive Officer), Mr. Thomas Schaffer (Chief Financial Officer) and Mr. Christoph Dünwald (Chief Commercial Officer).

Name	Nationality	Age	Position	Term
Professor Dr. Hermann Lübbert	German	63	Chair	31/10/2020
Thomas Schaffer	German	56	Finance	30/11/2020
Christoph Dünwald	German	51	Sales & Marketing	30/11/2020

Prof. Dr. rer. nat. Hermann Lübbert, CEO

Prof. Dr. rer. nat. Hermann Lübbert is the Management Board Chairman (Chief Executive Officer) of Biofrontera AG and Managing Director of Biofrontera Bioscience GmbH and of Biofrontera Pharma GmbH. He studied biology in his native city of Cologne, where he also received his doctorate in 1984.

After eight years in academic research at Cologne University and at the California Institute of Technology (U.S.), he obtained his postdoctoral qualification in 1994 from the Eidgenössische Technische Hochschule (ETH) Zürich. Since 1998, he has led the Chair for Animal Physiology at Ruhr University Bochum. During ten years at Sandoz and Novartis Pharma AG, Professor Lübbert acquired experience in managing a globally active research organization. He founded Biofrontera in 1997, and has since managed the company.

Thomas Schaffer, CFO

Thomas Schaffer started his career in various positions in the finance and controlling area at Siemens Semiconductor. He was Vice President and CFO in the Security & Chipcard ICs area at Siemens.

He was then Managing Director and CFO at Infineon Ventures GmbH for a four-year period and continued his career as Vice President and CFO of the Specialty DRAM Division of Qimonda AG, where he also assumed the Managing Director role at Qimonda Solar GmbH. He added to his significant international experience with appointments as CFO at Heptagon Oy, Finland/Switzerland, and Ubidyne Inc., Delaware, U.S.. Mr. Schaffer has been CFO of Biofrontera AG since June 2013.

Christoph Dünwald, CCO

Christoph Dünwald started his career at Bayer AG, where he held various positions in marketing (U.S. and Spain) and in strategic business management in Germany and Southeast Asia over a 15-year period.

In his last position at Bayer, he managed the Bayer Healthcare Diagnostics Division in Belgium and Luxembourg as General Manager. After two years as International Sales and Marketing Director in Spain and England for Corporación Dermoestética SA, he moved to become Senior Commercial Director at U.S. pharmaceuticals group Allergan in 2008. From 2009 until 2015, he managed its Medical Business Unit in Spain and Portugal.

Mr. Dünwald has been responsible for marketing and sales as well as for the further development of the US business at Biofrontera since 2016.

Management Board compensation

	Professor Dr. Hermann Lübbert	Thomas Schaffer	Christoph Dünwald
Non-performance-based salary component 2018	EUR 366 thousand	EUR 241 thousand	EUR 264 thousand
Non-performance-based salary component 2017	EUR 366 thousand	EUR 241 thousand	EUR 242 thousand
Non-performance-based salary component 2016	EUR 363 thousand	EUR 213 thousand	EUR 236 thousand
Performance-based salary component 2018	EUR 80 thousand	EUR 70 thousand	EUR 50 thousand
Performance-based salary component 2017	EUR 76 thousand	EUR 67 thousand	EUR 48 thousand
Performance-based salary component 2016	EUR 72 thousand	EUR 63 thousand	EUR 6 thousand
Income from the exercise of stock options 2018	EUR 94 thousand	EUR 83 thousand	-
Income from exercise of stock options 2017	-	-	-
Income from exercise of stock options 2016	-	-	-
Stock options (31.12.2018)	276,850	140,000	140,000
Fair value when granted (2018)	EUR 423 thousand	EUR 230 thousand	EUR 230 thousand
Stock options (31.12.2017)	236,850	125,000	90,000
Fair value when granted (2017)	EUR 299 thousand	EUR 145 thousand	EUR 112 thousand
Stock options (31.12.2016)	196,850	85,000	50,000
Fair value when granted (2016)	EUR 227 thousand	EUR 83 thousand	EUR 50 thousand
Thereof granted in 2018	80,000	50,000	50,000
Thereof granted in 2017	70,000	40,000	40,000
Thereof granted in 2016	80,000	50,000	50,000

All salaries/bonuses are classified as short-term employee benefits as defined in IAS 24.17 (a).

The Management Board members held the following supervisory board positions and positions on comparable domestic and foreign boards during the reporting period:

Thomas Schaffer Industrial Tracking Systems AG, Fürstenfeldbruck, Germany, Chairman of the Supervisory Board